Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related-party transactions [Abstract]
Key management compensation
Key management, including the Board of Directors (seven individuals excluding the CEO) and the Executive Management (four individuals including the CEO), compensation was:

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Short-term employee benefits	2,681	2,463	2,251
Post-employment benefits	160	166	154
Share-based compensation	1,683	1,267	832
Total	4,524	3,896	3,237